Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering(s).
Narrative - Max Aggregate Offering Price	$ 6,000,000,000
Final Prospectus	true